Note 5 - Environmental and Reclamation Activities - Schedule of Change in Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Environmental and Reclamation Activities [Abstract]
Beginning Balance at January 1	$ 96,620	$ 95,033
Changes in obligations due to changes in reclamation plans	(29)	452
Accretion expense	7,740	5,995
Payment of reclamation obligations	(5,264)	(4,860)
Ending balance at December 31	$ 99,067	$ 96,620